Trade Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables [Abstract]
Schedule of the Trade Payables

An aging analysis of the trade payables as at the end of each reporting period, based on the invoice date, is as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Within 1 month	56,549	72,506	9,932
1 to 3 months	3,005	6,288	861
3 to 6 months	12,891	13,172	1,806
Total	72,445	91,966	12,599